Richard Goldberger
Senior Director and Associate General Counsel
[ AXA EQUITABLE - LOGO ]	(201) 743-7174
Fax (212) 314-3959

LAW DEPARTMENT

May 13, 2014

VIA EDGAR
Securities and Exchange Commission 100 F Street, N.W.
Washington, D.C. 20549

RE: AXA Equitable Life Insurance Company

       Post-Effective Amendment No.1 to the Registration Statement on Form S-3

       File No. 333- 195440

Commissioners:

On behalf of AXA Equitable Life Insurance Company (“AXA Equitable”), we are filing herewith Post-Effective Amendment No. 1 (“Post-Effective Amendment No. 1”) to AXA Equitable’s Form S-3 Registration Statement (the “S-3 Registration Statement”) under the Securities Act of 1933 (“1933 Act”) with respect to interests in the Structured Investment Option (“SIO”) under the Structured Capital Strategies variable annuity contracts offered by AXA Equitable.

The purpose of Post-Effective Amendment No. 1 is to update the currently effective Structured Capital Strategies prospectus to reflect the addition of (i) a new securities index and (ii) a number of new Segment Types that we refer to as Choice Segments to the Structured Investment Option. The updated prospectus will be sent to new Structured Capital Strategies contract purchasers. Post-Effective Amendment No. 1 also contains a supplement to the current prospectus describing these changes, which we plan to distribute to existing Structured Capital Strategies contract owners.

Please note that the updated prospectus and new prospectus supplement contained in Post-Effective Amendment No. 1 to the S-3 Registration Statement are also being filed today in a separate post-effective amendment to the registration statement on Form N-4 by Separate Account No. 49 of AXA Equitable.

Financial statements and other financial information will be provided in a subsequent post-effective amendment.

Please contact the undersigned at (201) 743-7174 if there are any questions with this matter.

Very truly yours,

/s/ Richard Goldberger

Richard Goldberger

cc: Christopher E. Palmer, Esq.

      Alison White, Esq.

AXA EQUITABLE LIFE INSURANCE COMPANY

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104